UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 47.4%					$1,565,585,523

(Cost $1,448,589,903)

Consumer Discretionary 9.7%					321,618,065

Auto Components 1.1%
American Axle & Manufacturing, Inc.	6.625	10/15/22		10,180,000	10,409,016
Lear Corp.	8.125	03/15/20		4,050,000	4,515,750
Tenneco, Inc.	6.875	12/15/20		3,185,000	3,479,613
The Goodyear Tire & Rubber Company	7.000	05/15/22		16,115,000	16,799,888
The Goodyear Tire & Rubber Company	8.750	08/15/20		2,495,000	2,825,588

Automobiles 1.2%
Chrysler Group LLC	8.250	06/15/21		2,600,000	2,879,500
Ford Motor Company	4.750	01/15/43		16,985,000	16,137,041
Ford Motor Company	6.625	10/01/28		6,818,000	7,961,167
Ford Motor Company	7.450	07/16/31		3,662,000	4,692,165
Ford Motor Credit Company LLC	4.250	02/03/17		7,065,000	7,563,959

Hotels, Restaurants & Leisure 0.4%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	10,025,000	5,330,561
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15		3,455,000	2,159
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		1,639,000	1,589,830
MGM Resorts International	8.625	02/01/19		3,375,000	3,872,813
Waterford Gaming LLC (S)	8.625	09/15/14		3,935,923	2,244,059

Household Durables 0.6%
Beazer Homes USA, Inc.	6.625	04/15/18		1,605,000	1,715,344
Beazer Homes USA, Inc.	8.125	06/15/16		5,400,000	5,845,500
Beazer Homes USA, Inc.	9.125	05/15/19		1,945,000	2,081,150
Corporacion GEO SAB de CV (S)	9.250	06/30/20		1,400,000	1,302,000
Meritage Homes Corp.	7.000	04/01/22		3,160,000	3,499,700
Standard Pacific Corp.	8.375	05/15/18		3,025,000	3,561,938
Standard Pacific Corp.	8.375	01/15/21		1,835,000	2,179,063

Media 5.0%
AMC Entertainment, Inc.	8.750	06/01/19		4,210,000	4,615,213
AMC Entertainment, Inc.	9.750	12/01/20		9,214,000	10,619,135
Cablevision Systems Corp.	8.000	04/15/20		6,700,000	7,437,000
Cablevision Systems Corp.	8.625	09/15/17		4,905,000	5,689,800
CCO Holdings LLC	7.000	01/15/19		7,800,000	8,404,500
Cinemark USA, Inc.	7.375	06/15/21		3,950,000	4,384,500
Cinemark USA, Inc.	8.625	06/15/19		1,435,000	1,591,056
Clear Channel Communications, Inc.	9.000	03/01/21		2,980,000	2,696,900
Clear Channel Communications, Inc.	10.750	08/01/16		12,425,000	9,256,625
Clear Channel Communications, Inc., PIK	11.000	08/01/16		15,074,084	11,380,933
Comcast Corp.	4.950	06/15/16		1,800,000	2,031,422
DISH DBS Corp.	4.625	07/15/17		1,670,000	1,728,450
DISH DBS Corp. (S)	5.000	03/15/23		8,745,000	8,679,413
DISH DBS Corp.	5.875	07/15/22		1,940,000	2,046,700
DISH DBS Corp.	7.875	09/01/19		15,250,000	18,052,188
Gray Television, Inc.	7.500	10/01/20		1,400,000	1,463,000
Lamar Media Corp. (S)	5.000	05/01/23		4,515,000	4,543,219
Ono Finance II PLC (S)	10.875	07/15/19		750,000	780,000
Quebecor Media, Inc.	7.375	01/15/21	CAD	1,310,000	1,381,455
Regal Entertainment Group	9.125	08/15/18		1,445,000	1,622,013
Shaw Communications, Inc.	5.500	12/07/20	CAD	3,155,000	3,487,954
Shaw Communications, Inc.	5.700	03/02/17	CAD	2,325,000	2,528,180

1

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

Shaw Communications, Inc.	6.500	06/02/14	CAD	3,055,000	$3,123,965
Sirius XM Radio, Inc. (S)	5.250	08/15/22		3,175,000	3,238,500
Univision Communications, Inc. (S)	6.750	09/15/22		9,130,000	9,860,400
Videotron Ltee (S)	7.125	01/15/20	CAD	4,670,000	4,999,855
Virgin Media Secured Finance PLC	5.250	01/15/21		2,210,000	2,312,047
WMG Acquisition Corp.	11.500	10/01/18		10,175,000	11,815,719
XM Satellite Radio, Inc. (S)	7.625	11/01/18		13,265,000	14,624,663

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36		6,800,000	7,593,642

Specialty Retail 0.8%
Automotores Gildemeister SA (S)	8.250	05/24/21		7,600,000	8,369,500
Hillman Group, Inc.	10.875	06/01/18		3,170,000	3,475,113
Toys R Us - Delaware, Inc. (S)	7.375	09/01/16		4,245,000	4,308,675
Toys R Us Property Company II LLC	8.500	12/01/17		1,575,000	1,657,688
Toys R Us, Inc.	10.375	08/15/17		7,940,000	7,761,350

Textiles, Apparel & Luxury Goods 0.4%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19		8,545,000	9,420,863
PVH Corp.	7.375	05/15/20		3,700,000	4,148,625

Consumer Staples 1.8%					58,737,885

Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15	BRL	7,710,000	4,276,841
Corporacion Lindley SA (S)	6.750	11/23/21		3,160,000	3,645,060

Food & Staples Retailing 0.3%
Rite Aid Corp.	9.250	03/15/20		9,835,000	11,015,200

Food Products 0.5%
B&G Foods, Inc.	7.625	01/15/18		2,677,000	2,871,083
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17		4,645,000	4,865,638
Marfrig Holding Europe BV (S)	8.375	05/09/18		1,760,000	1,716,000
Simmons Foods, Inc. (S)	10.500	11/01/17		5,660,000	5,546,800
TreeHouse Foods, Inc.	7.750	03/01/18		2,500,000	2,703,125

Household Products 0.7%
Harbinger Group, Inc. (S)	7.875	07/15/19		16,765,000	17,393,688
Reynolds Group Issuer, Inc.	8.250	02/15/21		1,590,000	1,641,675
Reynolds Group Issuer, Inc.	8.500	05/15/18		2,910,000	3,062,775

Energy 3.7%					121,006,493

Energy Equipment & Services 0.9%
Calfrac Holdings LP (S)	7.500	12/01/20		4,920,000	4,944,600
Forbes Energy Services, Ltd.	9.000	06/15/19		3,160,000	2,986,200
Inkia Energy, Ltd. (S)	8.375	04/04/21		12,190,000	13,713,750
PHI, Inc.	8.625	10/15/18		4,875,000	5,301,563
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		2,490,000	2,670,525

Oil, Gas & Consumable Fuels 2.8%
Arch Coal, Inc.	7.000	06/15/19		2,855,000	2,462,438
Arch Coal, Inc.	7.250	06/15/21		5,115,000	4,373,325
Carrizo Oil & Gas, Inc.	7.500	09/15/20		3,100,000	3,255,000
EP Energy LLC	7.750	09/01/22		5,100,000	5,520,750
EPL Oil & Gas, Inc.	8.250	02/15/18		2,405,000	2,513,225
Forest Oil Corp. (S)	7.500	09/15/20		1,130,000	1,211,925
Halcon Resources Corp. (S)	8.875	05/15/21		4,410,000	4,740,750

2

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Linn Energy LLC (S)	6.250	11/01/19		6,980,000	$7,119,600
Linn Energy LLC	8.625	04/15/20		2,725,000	3,014,531
MarkWest Energy Partners LP	6.500	08/15/21		2,012,000	2,172,960
MEG Energy Corp. (S)	6.375	01/30/23		2,405,000	2,489,175
Niska Gas Storage US LLC	8.875	03/15/18		4,380,000	4,599,000
Pertamina Persero PT (S)	5.250	05/23/21		3,910,000	4,242,350
Pertamina Persero PT (S)	6.500	05/27/41		2,800,000	3,087,000
Petrobras International Finance Company	5.375	01/27/21		5,035,000	5,498,074
Petroleos Mexicanos	6.000	03/05/20		2,685,000	3,148,163
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17		8,065,000	8,992,475
Regency Energy Partners LP	9.375	06/01/16		4,550,000	4,823,000
Samson Investment Company (S)	9.750	02/15/20		7,655,000	8,143,006
SandRidge Energy, Inc.	7.500	02/15/23		6,200,000	6,494,500
Valero Energy Corp.	4.500	02/01/15		1,530,000	1,634,181
Valero Energy Corp.	6.125	02/01/20		1,530,000	1,854,427

Financials 17.1%					564,407,242

Capital Markets 0.8%
Affinion Group Holdings, Inc.	11.625	11/15/15		3,970,000	2,382,000
E*TRADE Financial Corp.	6.000	11/15/17		4,630,000	4,803,625
E*TRADE Financial Corp.	6.750	06/01/16		4,260,000	4,547,550
Hongkong Land Treasury Services (Singapore) Pte, Ltd.	3.860	12/29/17	SGD	4,000,000	3,416,951
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	12,250,000	10,879,759

Commercial Banks 4.0%
ANZ National International, Ltd.	2.950	07/27/15	SGD	11,000,000	9,111,631
Banco Safra SA (S)	10.250	08/08/16	BRL	4,641,000	2,465,399
Banco Votorantim SA (S)	6.250	05/16/16	BRL	10,930,000	6,484,890
Bancolombia SA	5.950	06/03/21		5,995,000	6,849,288
BBVA Bancomer SA (S)	6.500	03/10/21		5,570,000	6,294,100
DBS Bank, Ltd. (S)	6.890	12/23/13	IDR	66,000,000,000	6,810,700
First Tennessee Bank NA	5.050	01/15/15		1,624,000	1,705,226
MB Financial Capital Trust V (P)(S)	1.608	12/15/37		2,970,000	2,019,600
National Australia Bank, Ltd.	6.000	02/15/17	AUD	5,420,000	5,932,303
PNC Funding Corp.	5.625	02/01/17		3,360,000	3,863,244
Regions Financial Corp.	7.375	12/10/37		4,085,000	4,534,350
Standard Chartered Bank	2.220	07/05/13	SGD	17,000,000	13,783,521
State Bank of India/London (S)	4.500	07/27/15		3,680,000	3,868,048
Synovus Financial Corp.	5.125	06/15/17		1,595,000	1,589,019
The Royal Bank of Scotland Group PLC	6.125	12/15/22		19,275,000	20,227,783
The Royal Bank of Scotland Group PLC (7.648% to
09/30/2031, then 3 month LIBOR + 2.500%) (Q)	7.648	09/30/31		3,050,000	3,217,750
The Royal Bank of Scotland PLC (P)	2.180	03/31/14	SGD	6,250,000	5,025,799
Wells Fargo & Company	2.625	12/15/16		7,380,000	7,789,929
Western Alliance Bancorp	10.000	09/01/15		1,675,000	1,861,344
Westpac Banking Corp.	7.250	02/11/20	AUD	5,000,000	5,879,116
Wilmington Trust Corp.	4.875	04/15/13		5,205,000	5,224,628
Zions Bancorporation	6.000	09/15/15		7,135,000	7,528,117

Consumer Finance 0.2%
Capital One Financial Corp.	6.150	09/01/16		4,095,000	4,722,379
Discover Financial Services	5.200	04/27/22		3,100,000	3,508,189

Diversified Financial Services 8.9%
Alfa Bank OJSC (S)	7.750	04/28/21		3,550,000	4,024,813

3

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40		3,455,000	$3,736,177
Citigroup, Inc.	6.250	06/29/17	NZD	9,880,000	8,606,862
Corporacion Andina de Fomento	3.750	01/15/16		5,610,000	5,943,004
Council of Europe Development Bank	5.250	05/27/13	AUD	10,550,000	10,824,225
Eurofima	6.000	01/28/14	AUD	14,285,000	14,951,303
European Investment Bank	4.250	02/04/15	NOK	85,900,000	15,594,934
European Investment Bank	5.375	05/20/14	AUD	17,636,000	18,500,758
European Investment Bank	6.500	09/10/14	NZD	5,685,000	4,921,637
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	2,600,000	2,861,376
General Electric Capital Corp.	4.250	01/17/18	NZD	5,330,000	4,326,666
General Electric Capital Corp.	4.875	04/05/16	SEK	69,000,000	11,433,970
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22		13,200,000	15,245,762
General Electric Capital Corp., Series A	7.625	12/10/14	NZD	33,700,000	29,598,539
Gruposura Finance (S)	5.700	05/18/21		5,165,000	5,720,238
Inter-American Development Bank	4.750	01/10/14	INR	330,650,000	5,999,470
Inter-American Development Bank	5.375	05/27/14	AUD	13,790,000	14,495,966
Intercorp Retail Trust (S)	8.875	11/14/18		3,985,000	4,532,938
International Bank for Reconstruction & Development	3.250	04/14/14	NOK	50,300,000	8,873,976
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	9,400,000	8,008,653
International Bank for Reconstruction & Development	5.375	12/15/14	NZD	18,470,000	15,841,936
iPayment, Inc.	10.250	05/15/18		1,620,000	1,498,500
Jefferies Group, Inc.	6.500	01/20/43		4,075,000	4,267,377
Kreditanstalt fuer Wiederaufbau	4.000	12/15/14	NOK	38,410,000	6,924,211
Kreditanstalt fuer Wiederaufbau	5.750	05/13/15	AUD	22,750,000	24,534,121
Kreditanstalt fuer Wiederaufbau	6.000	01/19/16	AUD	11,500,000	12,609,028
Kreditanstalt fuer Wiederaufbau	6.000	08/20/20	AUD	14,600,000	16,620,139
Merrill Lynch & Company, Inc. (P)	0.937	12/01/26		4,405,000	3,621,672
Moody's Corp.	4.500	09/01/22		1,045,000	1,050,220
Rabobank Nederland NV	5.125	03/12/13	NZD	5,980,000	4,943,704
SPL Logistics Escrow LLC (S)	8.875	08/01/20		2,610,000	2,786,175

Insurance 1.7%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58		13,650,000	18,035,063
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67		8,355,000	7,853,700
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66		2,770,000	2,818,475
MetLife, Inc.	6.400	12/15/36		7,300,000	7,893,892
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42		9,555,000	10,104,413
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37		2,585,000	2,733,638
The Allstate Corp. (6.500% to 05/15/2037, then 3 month
LIBOR + 2.120%)	6.500	05/15/57		4,390,000	4,741,200
XL Group PLC, Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17		3,315,000	3,232,125

Real Estate Investment Trusts 0.1%
DDR Corp.	4.625	07/15/22		4,035,000	4,362,299

Real Estate Management & Development 0.9%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	14,250,000	12,010,113
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23		3,075,000	3,190,313

4

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	2,090,000	$2,419,175
Realogy Corp. (S)	7.625	01/15/20	770,000	868,175
Realogy Corp. (S)	7.875	02/15/19	4,590,000	4,991,625
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	4,170,000	4,618,275

Thrifts & Mortgage Finance 0.5%
Nationstar Mortgage LLC (S)	7.875	10/01/20	2,175,000	2,376,188
Nationstar Mortgage LLC (S)	9.625	05/01/19	3,055,000	3,467,425
Nationstar Mortgage LLC (S)	9.625	05/01/19	8,304,000	9,466,560

Health Care 2.1%				70,645,140

Biotechnology 0.1%
Grifols, Inc.	8.250	02/01/18	2,465,000	2,705,338

Health Care Equipment & Supplies 0.2%
Alere, Inc.	8.625	10/01/18	5,845,000	6,137,250

Health Care Providers & Services 1.5%
BioScrip, Inc.	10.250	10/01/15	6,320,000	6,691,300
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	2,270,000	2,298,375
Catalent Pharma Solutions, Inc. (P)	9.500	04/15/15	359,879	362,128
Community Health Systems, Inc.	7.125	07/15/20	2,540,000	2,736,850
Emergency Medical Services Corp.	8.125	06/01/19	1,055,000	1,151,269
ExamWorks Group, Inc.	9.000	07/15/19	8,755,000	9,433,513
HCA, Inc.	7.500	02/15/22	10,400,000	11,960,000
HCA, Inc.	8.000	10/01/18	2,135,000	2,497,950
HCA, Inc.	8.500	04/15/19	10,000,000	11,075,000
Vanguard Health Holding Company II LLC	7.750	02/01/19	3,699,000	3,962,554

Pharmaceuticals 0.3%
AbbVie, Inc. (S)	4.400	11/06/42	4,855,000	4,938,987
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	3,765,000	4,094,438
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	550,000	600,188

Industrials 4.0%				131,531,916

Aerospace & Defense 0.5%
Bombardier, Inc. (S)	7.750	03/15/20	5,660,000	6,438,250
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	8,370,000	9,238,388

Airlines 0.6%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	2,348,951	2,601,463
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	3,416,278	3,847,754
TAM Capital 3, Inc. (S)	8.375	06/03/21	6,040,000	6,734,600
TAM Capital, Inc.	7.375	04/25/17	3,135,000	3,393,638
UAL 2009-1 Pass Through Trust	10.400	11/01/16	1,529,011	1,766,008
UAL 2009-2A Pass Through Trust	9.750	01/15/17	2,060,355	2,384,861

Building Products 0.3%
Euramax International, Inc.	9.500	04/01/16	1,370,000	1,352,875
Nortek, Inc.	8.500	04/15/21	2,700,000	2,976,750
Nortek, Inc.	10.000	12/01/18	5,125,000	5,707,969
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,205,000	1,379,725

Commercial Services & Supplies 0.7%
Covanta Holding Corp.	7.250	12/01/20	7,700,000	8,447,462
Garda World Security Corp. (S)	9.750	03/15/17	5,000,000	5,350,000
Iron Mountain, Inc.	5.750	08/15/24	10,055,000	10,029,863

5

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Construction & Engineering 0.2%
Empresas ICA SAB de CV (S)	8.375	07/24/17	2,340,000	$2,486,250
Tutor Perini Corp.	7.625	11/01/18	4,835,000	5,100,925

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	2,410,000	2,623,888
WPE International Cooperatief UA (S)	10.375	09/30/20	8,350,000	7,890,750

Industrial Conglomerates 0.5%
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	2,550,000	2,760,049
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	4,390,000	5,059,475
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	5,400,000	5,710,500
Smiths Group PLC (S)	7.200	05/15/19	520,000	631,152
Tenedora Nemak SA de CV (S)	5.500	02/28/23	2,810,000	2,845,125

Machinery 0.2%
Thermadyne Holdings Corp.	9.000	12/15/17	2,735,000	2,967,475
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,812,870

Marine 0.2%
Navios Maritime Holdings, Inc.	8.125	02/15/19	4,310,000	3,728,150
Navios South American Logistics, Inc.	9.250	04/15/19	1,595,000	1,674,750

Road & Rail 0.2%
Avis Budget Car Rental LLC	9.625	03/15/18	2,675,000	2,955,875
Georgian Railway JSC (S)	7.750	07/11/22	2,415,000	2,837,625

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.750	04/15/17	715,000	788,288
Aircastle, Ltd.	7.625	04/15/20	715,000	820,463

Transportation Infrastructure 0.2%
SCF Capital, Ltd. (S)	5.375	10/27/17	5,880,000	6,188,700

Information Technology 0.7%				21,297,975

Computers & Peripherals 0.2%
Seagate HDD Cayman	7.000	11/01/21	5,960,000	6,466,600

Internet Software & Services 0.1%
j2 Global, Inc.	8.000	08/01/20	1,935,000	2,051,100

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	6,890,000	7,372,300
Equinix, Inc.	8.125	03/01/18	1,810,000	2,004,575

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,080,000	3,403,400

Materials 4.6%				153,110,788

Chemicals 0.3%
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,580,000	1,655,050
TPC Group, Inc. (S)	8.750	12/15/20	8,560,000	8,667,000

Construction Materials 0.6%
Cemex Finance LLC (S)	9.375	10/12/22	3,100,000	3,603,750
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	3,740,000	4,039,200
Votorantim Cimentos SA (S)	7.250	04/05/41	8,760,000	9,833,100
Vulcan Materials Company	7.500	06/15/21	1,330,000	1,556,100

6

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Containers & Packaging 0.6%
AEP Industries, Inc.	8.250	04/15/19		4,050,000	$4,394,250
Ardagh Packaging Finance PLC (S)	7.375	10/15/17		4,955,000	5,394,756
Cascades, Inc.	7.875	01/15/20		1,695,000	1,813,650
Owens-Brockway Glass Container, Inc.	7.375	05/15/16		2,440,000	2,806,000
Pretium Packaging LLC	11.500	04/01/16		1,765,000	1,884,138
Tekni-Plex, Inc. (S)	9.750	06/01/19		4,285,000	4,734,925

Metals & Mining 2.7%
APERAM (S)	7.750	04/01/18		2,880,000	2,844,000
ArcelorMittal	7.250	03/01/41		8,940,000	8,919,769
CSN Islands XI Corp. (S)	6.875	09/21/19		1,560,000	1,757,340
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15		2,800,000	2,849,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15		5,165,000	4,971,313
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		13,670,000	14,626,900
HudBay Minerals, Inc.	9.500	10/01/20		8,860,000	9,568,800
Inmet Mining Corp. (S)	7.500	06/01/21		5,035,000	5,362,275
Inmet Mining Corp. (S)	8.750	06/01/20		9,720,000	10,570,500
Metinvest BV (S)	8.750	02/14/18		5,905,000	6,034,024
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		3,985,000	5,479,646
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		2,400,000	3,339,818
SunCoke Energy, Inc.	7.625	08/01/19		5,960,000	6,302,700
Thompson Creek Metals Company, Inc.	7.375	06/01/18		3,675,000	3,169,688
Vale Overseas, Ltd.	4.625	09/15/20		2,400,000	2,563,541

Paper & Forest Products 0.4%
Mercer International, Inc.	9.500	12/01/17		3,280,000	3,558,800
Resolute Forest Products	10.250	10/15/18		3,104,000	3,592,880
Sappi Papier Holding GmbH (S)	7.500	06/15/32		8,249,000	7,217,875

Telecommunication Services 2.9%					96,107,846

Diversified Telecommunication Services 2.3%
American Tower Corp.	4.700	03/15/22		3,640,000	3,950,922
American Tower Corp.	7.000	10/15/17		3,500,000	4,180,292
Cincinnati Bell, Inc.	8.375	10/15/20		5,483,000	5,770,858
Cincinnati Bell, Inc.	8.750	03/15/18		7,530,000	7,699,425
Crown Castle Towers LLC (S)	4.883	08/15/20		6,663,000	7,602,356
Frontier Communications Corp.	7.125	03/15/19		2,770,000	2,991,600
Frontier Communications Corp.	7.125	01/15/23		9,855,000	10,126,013
Frontier Communications Corp.	9.250	07/01/21		1,665,000	1,914,750
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		5,175,000	5,642,924
Intelsat Jackson Holdings SA (S)	6.625	12/15/22		12,270,000	12,362,025
Level 3 Financing, Inc.	10.000	02/01/18		890,000	983,450
Oi SA (S)	9.750	09/15/16	BRL	6,235,000	3,299,567
Sable International Finance, Ltd. (S)	7.750	02/15/17		1,590,000	1,689,375
Satelites Mexicanos SA de CV	9.500	05/15/17		4,452,000	4,630,080
SingTel Group Treasury Pte, Ltd.	3.488	04/08/20	SGD	2,250,000	1,974,787
Wind Acquisition Finance SA (S)	7.250	02/15/18		1,500,000	1,545,000

Wireless Telecommunication Services 0.6%
Data & Audio Visual Enterprises Wireless, Inc.	9.500	04/29/18	CAD	3,308,000	3,047,370
Digicel Group, Ltd. (S)	8.250	09/30/20		3,375,000	3,599,438
Digicel Group, Ltd. (S)	10.500	04/15/18		1,989,000	2,187,900
Digicel, Ltd. (S)	7.000	02/15/20		3,725,000	3,939,188
SBA Tower Trust (S)	5.101	04/17/17		4,770,000	5,352,326
Sprint Nextel Corp. (S)	9.000	11/15/18		1,305,000	1,618,200

7

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Utilities 0.8%					$27,122,173

Electric Utilities 0.3%
Appalachian Power Company	5.000	06/01/17		2,305,000	2,630,081
Dubai Electricity & Water Authority (S)	7.375	10/21/20		4,890,000	6,020,813

Independent Power Producers & Energy Traders 0.3%
GenOn Energy, Inc.	7.875	06/15/17		947,000	1,051,170
NRG Energy, Inc. (S)	6.625	03/15/23		9,895,000	10,538,175

Multi-Utilities 0.1%
Dominion Resources, Inc.	5.600	11/15/16		2,680,000	3,110,534

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		3,460,000	3,771,400

Convertible Bonds 1.2%					$40,047,113

(Cost $34,253,925)

Consumer Discretionary 0.7%					24,891,248

Automobiles 0.5%
Ford Motor Company	4.250	11/15/16		10,235,000	15,909,028

Media 0.2%
XM Satellite Radio, Inc. (S)	7.000	12/01/14		5,018,000	8,982,220

Financials 0.2%					5,537,834

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16		1,735,000	1,882,475

Real Estate Investment Trusts 0.1%
Dundee International	5.500	07/31/18	CAD	1,570,000	1,581,038
Transglobe Apartment (S)	5.400	09/30/18	CAD	1,960,000	2,074,321

Health Care 0.1%					2,525,250

Health Care Equipment & Supplies 0.1%
Teleflex, Inc.	3.875	08/01/17		1,820,000	2,525,250

Industrials 0.2%					7,092,781

Airlines 0.2%
United Continental Holdings, Inc.	4.500	06/30/21		7,130,000	7,092,781

Foreign Government Obligations 28.8%					$951,796,527

(Cost $878,529,448)

Australia 2.4%					80,034,206

New South Wales Treasury Corp.	6.000	05/01/20	AUD	26,910,000	31,242,950
Queensland Treasury Corp.	6.000	10/21/15	AUD	34,711,000	38,023,436
Queensland Treasury Corp.	6.000	04/21/16	AUD	9,753,000	10,767,820

Brazil 0.9%					29,144,092

Federative Republic of Brazil	8.500	01/05/24	BRL	31,675,000	18,218,646
Federative Republic of Brazil	10.250	01/10/28	BRL	16,915,000	10,925,446

Canada 3.7%					120,988,568

Canada Housing Trust No. 1 (S)	2.750	06/15/16	CAD	15,870,000	16,091,295
Government of Canada	3.000	12/01/15	CAD	13,040,000	13,295,426

8

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Canada (continued)

Ontario School Boards Financing Corp., Series 01A2	6.250	10/19/16	CAD	8,485,000	$9,494,890
Province of Alberta	1.700	12/15/17	CAD	16,235,000	15,731,853
Province of Ontario	1.650	09/27/19		7,975,000	7,955,932
Province of Ontario	3.150	09/08/15	CAD	9,227,000	9,356,021
Province of Ontario	3.150	12/15/17		6,960,000	7,632,942
Province of Ontario	6.250	06/16/15	NZD	30,690,000	26,880,761
Province of Quebec	4.500	12/01/16	CAD	7,500,000	8,039,709
Province of Quebec	6.750	11/09/15	NZD	7,310,000	6,509,739

Indonesia 2.3%					76,114,959

Republic of Indonesia (S)	5.875	03/13/20		4,140,000	4,838,625
Republic of Indonesia	6.125	05/15/28	IDR	147,000,000,000	15,418,853
Republic of Indonesia	7.000	05/15/22	IDR	72,000,000,000	8,386,840
Republic of Indonesia	8.250	07/15/21	IDR	120,260,000,000	14,969,386
Republic of Indonesia	9.500	06/15/15	IDR	137,720,000,000	15,797,931
Republic of Indonesia	10.000	07/15/17	IDR	80,270,000,000	10,002,372
Republic of Indonesia	12.500	03/15/13	IDR	27,675,000,000	2,870,900
Republic of Indonesia	14.250	06/15/13	IDR	36,000,000,000	3,830,052

Ireland 2.0%					65,955,233

Government of Ireland	5.400	03/13/25	EUR	46,570,000	65,955,233

Malaysia 1.0%					32,835,888

Government of Malaysia	3.835	08/12/15	MYR	50,450,000	16,621,843
Government of Malaysia	4.262	09/15/16	MYR	48,250,000	16,214,045

Mexico 0.3%					11,638,174

Government of Mexico	9.500	12/18/14	MXN	67,500,000	5,758,225
Government of Mexico	6.000	06/18/15	MXN	72,500,000	5,879,949

New Zealand 2.6%					86,171,156

Dominion of New Zealand	5.000	03/15/19	NZD	19,200,000	17,348,473
Dominion of New Zealand	6.000	04/15/15	NZD	8,800,000	7,773,001
Dominion of New Zealand	6.000	12/15/17	NZD	38,005,000	35,409,531
Dominion of New Zealand	6.000	05/15/21	NZD	26,500,000	25,640,151

Norway 1.0%					32,142,434

Government of Norway	4.500	05/22/19	NOK	34,741,000	6,953,647
Government of Norway	5.000	05/15/15	NOK	101,202,000	18,949,897
Government of Norway	6.500	05/15/13	NOK	35,500,000	6,238,890

Peru 0.1%					2,721,300

Republic of Peru	7.350	07/21/25		1,930,000	2,721,300

Philippines 5.2%					171,111,106

Republic of Philippines	4.950	01/15/21	PHP	608,000,000	17,009,346
Republic of Philippines	5.875	12/16/20	PHP	609,320,800	17,484,780
Republic of Philippines	5.875	03/01/32	PHP	1,488,595,000	41,866,387
Republic of Philippines	6.125	10/24/37	PHP	657,200,000	18,910,841
Republic of Philippines	6.250	01/14/36	PHP	252,000,000	7,933,104
Republic of Philippines	6.500	04/28/21	PHP	678,000,000	20,282,355
Republic of Philippines	8.125	12/16/35	PHP	1,343,408,480	47,624,293

Singapore 1.2%					41,589,310

Republic of Singapore	2.375	04/01/17	SGD	22,500,000	19,645,912
Republic of Singapore	3.250	09/01/20	SGD	23,690,000	21,943,398

9

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

South Korea 3.4%					$111,454,749

Korea Development Bank	4.375	08/10/15		1,530,000	1,648,384
Korea Treasury Bond Coupon Strips, IO	3.286	09/10/18	KRW	1,205,430,000	955,552
Korea Treasury Bond Coupon Strips, IO	3.287	03/10/18	KRW	1,205,430,000	969,887
Korea Treasury Bond Coupon Strips, IO	3.296	03/10/17	KRW	1,205,430,000	998,697
Korea Treasury Bond Coupon Strips, IO	3.297	09/10/17	KRW	1,205,430,000	984,302
Korea Treasury Bond Coupon Strips, IO	3.309	09/10/16	KRW	1,205,430,000	1,013,277
Korea Treasury Bond Coupon Strips, IO	3.315	03/10/16	KRW	1,205,430,000	1,027,874
Korea Treasury Bond Coupon Strips, IO	3.326	09/10/15	KRW	1,205,430,000	1,041,702
Korea Treasury Bond Coupon Strips, IO	3.327	03/10/15	KRW	1,205,430,000	1,055,622
Korea Treasury Bond Coupon Strips, IO	3.347	09/10/14	KRW	1,205,430,000	1,069,875
Korea Treasury Bond Coupon Strips, IO	3.356	03/10/14	KRW	1,205,430,000	1,083,947
Korea Treasury Bond Coupon Strips, IO	3.360	03/10/13	KRW	1,205,430,000	1,112,818
Korea Treasury Bond Coupon Strips, IO	3.371	09/10/13	KRW	1,205,430,000	1,098,260
Korea Treasury Bond Principal Strips, PO	3.286	09/10/18	KRW	41,928,000,000	33,218,770
Republic of Korea	3.250	06/10/15	KRW	37,000,000,000	34,632,164
Republic of Korea	4.250	06/10/21	KRW	17,000,000,000	17,209,308
Republic of Korea	5.000	06/10/20	KRW	11,735,000,000	12,332,184
Republic of Korea	5.750	09/10/18	KRW	2,000,000	2,126

Sweden 2.2%					71,841,822

Kingdom of Sweden	3.750	08/12/17	SEK	78,560,000	13,399,440
Kingdom of Sweden	4.500	08/12/15	SEK	129,600,000	21,697,149
Kingdom of Sweden	5.000	12/01/20	SEK	110,425,000	21,038,699
Svensk Exportkredit AB	7.625	06/30/14	NZD	18,040,000	15,706,534

Thailand 0.5%					$17,247,103

Bank of Thailand	3.200	10/22/14	THB	510,000,000	17,247,103

Ukraine 0.0%					806,427

City of Kyiv (S)	9.375	07/11/16		815,000	806,427

Term Loans (M) 6.9%					$226,523,507

(Cost $227,008,170)

Consumer Discretionary 2.1%					69,613,839

Hotels, Restaurants & Leisure 0.6%
Ameristar Casinos, Inc.	4.000	04/16/18		3,345,000	3,362,247
Caesars Entertainment Operating Company, Inc.	4.452	01/26/18		12,425,000	11,283,453
CCM Merger, Inc.	6.000	03/01/17		1,535,490	1,547,006
Las Vegas Sands LLC	2.710	11/23/16		3,279,676	3,290,417

Media 1.3%
Clear Channel Communications, Inc.	3.854	01/29/16		13,921,522	11,956,694
Mood Media Corp.	7.000	05/07/18		1,745,315	1,743,570
PRIMEDIA, Inc.	7.500	01/12/18		11,613,150	11,192,173
Univision Communications, Inc. (T)	TBD	03/31/17		8,360,000	8,372,314
Univision Communications, Inc. (T)	TBD	02/21/20		3,715,000	3,719,830
Virgin Media, Inc. (T)	TBD	02/17/20		6,660,000	6,618,375

Multiline Retail 0.0%
The Neiman Marcus Group, Inc.	4.000	05/16/18		675,000	675,000

Specialty Retail 0.2%
Burlington Coat Factory Warehouse Corp.	5.500	02/23/17		3,051,472	3,081,035
Cole Haan, Inc.	5.750	01/31/20		2,750,000	2,771,725

10

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 0.1%				$4,423,383

Food & Staples Retailing 0.0%
Rite Aid Corp. (T)	TBD	07/07/20	945,000	969,098

Food Products 0.1%
Del Monte Corp.	4.000	03/08/18	3,450,000	3,454,285

Energy 0.5%				15,636,333

Energy Equipment & Services 0.2%
Offshore Group Investment, Ltd.	6.250	10/26/17	7,282,813	7,327,026

Oil, Gas & Consumable Fuels 0.3%
Arch Coal, Inc. (T)	TBD	05/16/18	8,175,000	8,309,307

Financials 1.0%				33,960,922

Capital Markets 0.5%
Walter Investment Management Corp. (T)	TBD	11/28/17	380,000	383,879
Walter Investment Management Corp.	5.750	11/28/17	15,040,750	15,194,286

Consumer Finance 0.1%
Ocwen Financial Corp. (T)	TBD	01/22/18	5,530,000	5,593,595

Real Estate Investment Trusts 0.4%
iStar Financial, Inc.	4.500	10/16/17	12,462,596	12,462,596

Real Estate Management & Development 0.0%
Realogy Corp.	3.228	10/10/13	326,566	326,566

Health Care 1.0%				33,382,787

Biotechnology 0.3%
Aptalis Pharma, Inc.	5.500	02/10/17	3,279,899	3,288,098
Capsugel Holdings US, Inc.	4.750	08/01/18	3,023,868	3,060,723
Patheon, Inc.	7.250	12/06/18	1,965,075	1,987,182

Health Care Providers & Services 0.6%
Catalent Pharma Solutions, Inc.	4.204	09/15/16	3,605,356	3,625,636
Catalent Pharma Solutions, Inc.	5.250	09/15/17	6,687,651	6,712,730
MModal, Inc.	6.750	08/15/19	3,231,991	3,124,259
National Mentor Holdings, Inc.	6.500	02/09/17	7,209,714	7,281,811

Pharmaceuticals 0.1%
Warner Chilcott Company LLC	4.250	03/15/18	4,271,202	4,302,348

Industrials 0.4%				13,116,469

Airlines 0.2%
Delta Air Lines, Inc.	4.250	04/20/17	7,683,000	7,719,817

Road & Rail 0.1%
Swift Transportation Company LLC	5.000	12/21/17	2,585,163	2,604,552

Trading Companies & Distributors 0.1%
Travelport LLC	5.056	08/21/15	2,843,039	2,792,100

Information Technology 0.4%				11,128,871

Software 0.4%
Emdeon, Inc.	5.000	11/02/18	3,290,138	3,334,554
First Data Corp. (T)	TBD	09/27/18	1,155,000	1,155,000
First Data Corp.	4.202	03/23/18	3,562,924	3,518,387
First Data Corp.	5.202	03/24/17	3,115,089	3,120,930

11

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials 0.8%				$25,938,898

Chemicals 0.3%
US Coatings Acquisition, Inc. (T)	TBD	02/01/20	9,185,000	9,294,595

Construction Materials 0.2%
Apex Tool Group LLC	4.500	01/28/20	6,855,000	6,920,123

Containers & Packaging 0.3%
Berry Plastics Corp. (T)	TBD	02/04/20	6,780,000	6,734,798
Consolidated Container Company LLC	5.000	07/03/19	2,957,588	2,989,382

Telecommunication Services 0.6%				19,322,005

Diversified Telecommunication Services 0.6%
Crown Castle Operating Company (T)	TBD	01/31/19	8,320,000	8,366,226
Intelsat Jackson Holdings SA	3.202	02/03/14	6,400,000	6,386,003
UniTek Global Services, Inc.	9.000	04/16/18	4,615,935	4,569,776

Capital Preferred Securities 3.1%				$103,004,877

(Cost $91,749,664)

Financials 3.1%				103,004,877

Commercial Banks 2.8%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	16,567,000	16,587,709
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,694,000	2,761,350
First Tennessee Capital II	6.300	04/15/34	870,000	850,425
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35	12,255,000	12,346,913
M&T Capital Trust I	8.234	02/01/27	1,725,000	1,751,684
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	5,830,000	6,682,638
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	600,000	608,147
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	4,040,000	4,040,000
USB Capital IX (P)(Q)	3.500	05/06/13	21,578,000	19,905,705
Wachovia Capital Trust III (P)(Q)	5.570	05/06/13	27,125,000	27,158,906

Diversified Financial Services 0.3%
BAC Capital Trust XIV (P)(Q)	4.000	04/22/13	11,990,000	10,311,400

Collateralized Mortgage Obligations 6.7%				$219,376,550

(Cost $201,576,440)

Commercial & Residential 6.2%				203,018,488

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.911	04/25/35	5,045,649	5,042,344
American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.050	12/25/46	57,233,228	5,028,363
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,306,011
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,850,000	6,613,922
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.968	01/25/35	4,989,603	4,960,554

12

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.902	01/25/35	2,906,067	$2,787,747
Series 2004-8, Class 1A (P)	0.902	09/25/34	958,686	939,297
Series 2005-7, Class 11A1 (P)	0.472	08/25/35	2,864,610	2,667,751
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.989	02/25/37	3,195,565	3,257,243
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	5,050,000	5,929,897
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.701	09/20/46	14,467,181	1,209,993
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.129	09/19/44	30,789,155	1,714,796
Series 2005-AR2, Class X2 IO	2.842	03/19/45	59,410,444	3,632,467
Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	4,455,000	4,695,893
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.862	07/10/38	3,475,000	3,895,986
GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.950	11/08/29	6,695,000	6,722,450
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.657	09/25/35	7,498,637	7,374,662
Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.310	05/19/35	21,926,357	1,580,086
Series 2005-8, Class 1X IO	2.255	09/19/35	17,562,966	1,428,988
Series 2007-3, Class ES IO	0.350	05/19/47	40,987,924	291,014
Series 2007-4, Class ES IO	0.350	07/19/47	47,373,080	336,349
Series 2007-6, Class ES IO (S)	0.342	08/19/37	33,970,483	241,190
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10/25/36	49,691,276	3,541,994
Series 2005-AR18, Class 2X IO	1.675	10/25/36	52,874,841	2,786,504
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	3.049	07/25/35	5,969,034	6,068,633
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.238	12/15/44	5,455,000	6,080,056
Series 2006-LDP7, Class AM (P)	5.868	04/15/45	11,250,000	12,786,593
Series 2007-CB18, Class A4	5.440	06/12/47	5,010,000	5,699,406
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	9,125,000	10,253,370
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (P)	2.548	02/25/35	2,467,194	2,495,791
Series 2006-3, Class 2A1 (P)	2.619	10/25/36	2,528,937	2,476,113
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.310	01/12/44	7,010,000	7,739,047
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	4,475,000	5,070,479
MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.936	01/25/37	14,950,758	15,087,319
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	9,663,173
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.688	10/25/34	3,505,788	3,402,192
Series 2004-9, Class 1A (P)	5.825	11/25/34	3,594,851	3,511,832
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.512	11/25/35	4,338,771	4,028,353

13

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.781	12/25/33	3,828,239	$3,833,151
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.468	10/25/45	142,030,917	7,848,614
Series 2005-AR19, Class A1A2 (P)	0.492	12/25/45	5,243,212	4,779,717
Series 2005-AR2, Class X IO	1.574	01/25/45	42,082,753	2,599,502
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.624	12/25/34	4,880,981	4,951,404
Series 2005-AR5, Class 1A1 (P)	2.670	04/25/35	6,779,376	6,658,242

U.S. Government Agency 0.5%				16,358,062

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	14,140,293	3,897,506
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	14,139,854	2,617,061
Series 398, Class C3 IO	4.500	05/25/39	4,114,441	331,792
Series 402, Class 3 IO	4.000	11/25/39	5,085,788	523,850
Series 402, Class 4 IO	4.000	10/25/39	8,206,524	822,269
Series 402, Class 7 IO	4.500	11/25/39	10,817,166	1,224,793
Series 406, Class 3 IO	4.000	01/25/41	11,264,580	1,294,494
Series 407, Class 4 IO	4.500	03/25/41	17,586,666	2,122,252
Series 407, Class 7 IO	5.000	03/25/41	14,024,365	2,510,078
Series 407, Class 8 IO	5.000	03/25/41	6,883,427	1,013,967

Asset Backed Securities 1.0%				$31,699,101

(Cost $28,376,521)

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	18,409,650	20,767,889
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.702	06/25/33	2,398,699	2,338,717
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	7,623,840	8,592,495

			Shares	Value

Common Stocks 0.7%				$24,443,600

(Cost $24,067,129)

Consumer Discretionary 0.0%				866,728

Auto Components 0.0%
Lear Corp.			1,796	95,968

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)(V)			8,564	770,760

Media 0.0%
Vertis Holdings, Inc. (I)			300,120	0

Financials 0.7%				23,435,502

Commercial Banks 0.5%
Talmer Bancorp, Inc. (I)(S)			1,983,302	16,568,483

Real Estate Investment Trusts 0.2%
Dundee International			79,684	838,372
Plum Creek Timber Company, Inc.			124,302	6,028,647

14

Income Fund
As of 2-28-13 (Unaudited)

	Shares	Value

Materials 0.0%		$53,063

Chemicals 0.0%
LyondellBasell Industries NV, Class A	104	6,096

Containers & Packaging 0.0%
Rock-Tenn Company, Class A	531	46,967

Telecommunication Services 0.0%		88,307

Diversified Telecommunication Services 0.0%
Deutsche Telekom AG, ADR	8,253	88,307

	Shares	Value

Preferred Securities 4.4%		$146,078,294

(Cost $138,863,857)

Consumer Discretionary 0.9%		30,783,213

Auto Components 0.3%
The Goodyear Tire & Rubber Company, 5.875%	190,600	8,641,804

Automobiles 0.1%
General Motors Company, Series B, 4.750%	94,000	3,926,380

Hotels, Restaurants & Leisure 0.4%
Greektown Superholdings, Inc., Series A (I)(V)	159,488	14,353,920

Household Durables 0.1%
Beazer Homes USA, Inc., 7.500%	144,125	3,861,109

Financials 2.7%		89,565,351

Commercial Banks 2.0%
First Tennessee Bank NA, 3.750% (S)	20,120	14,825,925
HSBC USA, Inc., 6.500%	207,625	5,342,191
M&T Bank Corp., 5.000%	495	488,768
Regions Financial Corp., 6.375%	360,920	9,015,782
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	385,125	11,149,369
Wells Fargo & Company, Series L, 7.500%	8,715	11,050,620
Wintrust Financial Corp., 5.000%	1,030	1,072,642
Zions Bancorporation, 6.300%	266,515	7,091,964
Zions Bancorporation, Series C, 9.500%	314,205	8,122,199

Insurance 0.6%
Hartford Financial Services Group, Inc., 7.875%	408,525	12,088,255
Reinsurance Group of America, Inc., 6.200%	253,754	6,884,346

Real Estate Investment Trusts 0.1%
FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,433,290

Industrials 0.3%		9,258,838

Aerospace & Defense 0.3%
United Technologies Corp., 7.500%	158,950	9,258,838

Utilities 0.5%		16,470,892

Electric Utilities 0.5%
PPL Corp., 8.750%	300,235	16,470,892

15

Income Fund
As of 2-28-13 (Unaudited)

		Maturity
Rate (%)		date	Par value^	Value

Escrow Certificates 0.0%				$67,263

(Cost $142)

Consumer Discretionary 0.0%				66,125

Lear Corp., Series B (I)	8.750	12/01/16	2,645,000	66,125

Materials 0.0%				1,138

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	455,000	1,138

			Shares	Value

Warrants 0.0%				$21,186

(Cost $0)

Lear Corp. (Expiration Date 11/09/2014, Strike Price: $0.005) (I)			201	21,186

			Par value	Value

Short-Term Investments 1.1%				$35,207,000

(Cost $35,207,000)

Repurchase Agreement 1.1%				35,207,000

Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $35,207,010 on 3-1-13, collateralized by $34,460,000 U.S. Treasury Notes, 2.375% due 2-28-15 (valued
at $35,913,798, including interest)			35,207,000	35,207,000

Total investments (Cost $3,108,222,199)† 101.3%				$3,343,850,541

Other assets and liabilities, net (1.3%)				($41,694,529)

Total net assets 100.0%				$3,302,156,012

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippino Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

16

Income Fund
As of 2-28-13 (Unaudited)

Notes to Portfolio of Investments

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $605,195,190 or 18.3% of the Fund's net assets as of 2-28-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $3,121,401,752. Net unrealized appreciation aggregated $222,448,789, of which $271,580,658 related to appreciated investment securities and $49,131,869 related to depreciated investment securities.

17

Income Fund
As of 2-28-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	02/28/13	Price	Observable Inputs	Inputs

Corporate Bonds	$1,565,585,523	—	$1,549,873,964	$15,711,559
Convertible Bonds	40,047,113	—	40,047,113	—
Foreign Government Obligations	951,796,527	—	951,796,527	—
Term Loans	226,523,507	—	226,523,507	—
Capital Preferred Securities	103,004,877	—	103,004,877	—
Collateralized Mortgage Obligations	219,376,550	—	211,785,547	7,591,003
Asset Backed Securities	31,699,101	—	31,699,101	—
Common Stocks	24,443,600	$7,104,357	—	17,339,243
Preferred Securities	146,078,294	115,825,807	15,898,567	14,353,920
Escrow Certificates	67,263	—	1,138	66,125
Warrants	21,186	21,186	—	—
Short-Term Investments	35,207,000	—	35,207,000	—

Total Investments in Securities	$3,343,850,541	$122,951,350	$3,165,837,341	$55,061,850
Other Financial Instruments
Forward Foreign Currency Contracts	$9,910,499	—	9,910,499	—

18

Income Fund
As of 2-28-13 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate	Collateralized	Common	Preferred	Escrow
	Bonds	Mortgage Obligations	Stocks	Securities	Certificates	Totals

Balance as of 5-31-12	$28,260,960	$873,369	$8,459,253	$11,802,112	$19,838	49,415,532
Realized gain (loss)	(265,921)	-	-	-	-	(265,921)
Change in unrealized appreciation (depreciation)	1,405,792	136,992	1,970,206	2,551,808	46,495	6,111,293
Purchases	2,027,025	6,697,836	6,909,784	-	-	15,634,645
Sales	(15,716,297)	(117,194)	-	-	(208)	(15,833,699)
Transfers into Level 3	-	-	-	-	-	-
Transfer out of Level 3	-	-	-	-	-	-
Balance as of 2-28-13	$15,711,559	$7,591,003	$17,339,243	$14,353,920	$66,125	$55,061,850
Change in unrealized at period end*	$1,005,270	$136,992	$1,970,206	$2,551,808		$5,664,276

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at February 28, 2013.

19

Income Fund
As of 2-28-13 (Unaudited)

	Principal	Principal Amount			Unrealized
	Amount Covered	Covered by		Settlement	Appreciation
Currency	by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

AUD	15,040,762	$15,644,646	Canadian Imperial Bank of Commerce	4/24/2013	($303,143)
AUD	32,991,498	33,935,816	J. Aron & Company	4/24/2013	(284,652)
AUD	60,383,297	62,253,949	State Street Bank and Trust Company	4/24/2013	(663,285)
AUD	28,783,045	29,938,678	UBS AG	4/24/2013	(580,115)
CAD	76,011,244	75,626,027	Royal Bank of Canada	4/24/2013	(1,812,865)
EUR	19,290,000	25,845,128	Bank of Montreal	4/24/2013	(606,270)
EUR	114,680,000	154,344,925	J. Aron & Company	4/24/2013	(4,298,674)
EUR	18,620,000	25,035,530	Royal Bank of Canada	4/24/2013	(673,294)
EUR	38,605,000	51,810,662	State Street Bank and Trust Company	4/24/2013	(1,300,237)
JPY	828,814,325	8,975,000	State Street Bank and Trust Company	4/24/2013	1,273
NZD	55,170,000	46,610,377	Bank of Montreal	4/24/2013	(1,056,020)
NZD	36,100,000	30,518,940	Canadian Imperial Bank of Commerce	4/24/2013	(710,851)
NZD	25,495,000	21,172,833	Deutsche Bank AG	4/24/2013	(121,385)
NZD	137,340,000	114,150,441	J. Aron & Company	4/24/2013	(747,588)
NZD	36,035,000	30,503,625	Royal Bank of Canada	4/24/2013	(749,207)

		$726,366,577			($13,906,313)

Sells

AUD	262,222,504	$272,413,782	Bank of Montreal	4/24/2013	$4,948,127
AUD	18,215,000	18,686,131	Canadian Imperial Bank of Commerce	4/24/2013	106,921
AUD	105,619,296	108,048,118	J. Aron & Company	4/24/2013	316,959
CAD	46,522,103	46,610,377	Bank of Montreal	4/24/2013	1,433,594
CAD	81,904,710	81,272,814	Bank of Nova Scotia	4/24/2013	1,736,612
CAD	25,303,090	25,035,530	Royal Bank of Canada	4/24/2013	464,150
CAD	16,151,256	16,089,312	Toronto Dominion Bank	4/24/2013	405,116
EUR	39,200,000	52,707,423	Bank of Montreal	4/24/2013	1,418,506
EUR	76,580,000	103,728,288	J. Aron & Company	4/24/2013	3,531,725
EUR	18,620,000	25,036,755	Royal Bank of Canada	4/24/2013	674,520
EUR	58,632,412	79,127,426	State Street Bank and Trust Company	4/24/2013	2,413,320
JPY	2,849,517,400	30,518,940	Canadian Imperial Bank of Commerce	4/24/2013	(342,070)
JPY	3,369,325,393	35,900,000	J. Aron & Company	4/24/2013	(590,665)
JPY	2,837,855,346	30,503,625	Royal Bank of Canada	4/24/2013	(231,082)
JPY	1,662,240,735	17,935,000	State Street Bank and Trust Company	4/24/2013	(67,497)
NOK	353,744,497	63,910,478	Bank of Montreal	4/24/2013	2,214,802
NZD	183,028,579	152,288,929	Bank of Montreal	4/24/2013	1,160,612
NZD	18,560,000	15,644,646	Canadian Imperial Bank of Commerce	4/24/2013	319,490
NZD	17,990,000	15,019,851	Deutsche Bank AG	4/24/2013	165,349
NZD	18,560,000	15,640,210	J. Aron & Company	4/24/2013	315,054
NZD	59,955,000	50,589,272	Royal Bank of Canada	4/24/2013	1,083,898
NZD	73,820,000	62,253,949	State Street Bank and Trust Company	4/24/2013	1,300,122
NZD	35,500,000	29,938,678	UBS AG	4/24/2013	626,014
SEK	424,705,465	66,168,959	Bank of Montreal	4/24/2013	419,800
SGD	110,761,463	89,510,723	Bank of Nova Scotia	4/24/2013	(22,159)
SGD	10,570,316	8,560,000	HSBC Bank USA, N.A.	4/24/2013	15,594

		$1,513,139,216			$23,816,812

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar

20

Income Fund
As of 2-28-13 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended February 28, 2013, is set forth below:

	Beginning Share	Ending Share	Realized	Dividend
Affiliate	Amount	Amount	Gain (Loss)	Income	Ending Value

Greektown Superholdings, Inc.	8,564	8,564	None	None	$770,760
Common stock
Bought: none
Sold: none
Greektown Superholdings, Inc.	159,488	159,488	None	None	$14,353,920
Preferred securities
Bought: none
Sold: none

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

21

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Income Fund.

91Q3 2/13
4/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 22, 2013